FAIR VALUE MEASUREMENTS (Details) - Precision Strip Retirement and Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 397,831,720	$ 364,732,370
Cash and cash equivalents
FAIR VALUE MEASUREMENTS
Investments, at fair value	6,441,767	7,145,143
Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	63,553,490	65,458,970
Reliance, Inc. common stock
FAIR VALUE MEASUREMENTS
Investments, at fair value	22,433,355	20,549,923
Self-directed brokerage accounts
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,322,574	847,744
Fair Value, Inputs, Level 1, Level 2, and Level 3
FAIR VALUE MEASUREMENTS
Investments, at fair value	93,751,186	94,001,780
Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value	93,751,186	94,001,780
Level 1 | Cash and cash equivalents
FAIR VALUE MEASUREMENTS
Investments, at fair value	6,441,767	7,145,143
Level 1 | Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	63,553,490	65,458,970
Level 1 | Reliance, Inc. common stock
FAIR VALUE MEASUREMENTS
Investments, at fair value	22,433,355	20,549,923
Level 1 | Self-directed brokerage accounts
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,322,574	847,744
Fair value at NAV | Commingled funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	294,358,119	257,247,436
Fair value at NAV | Common collective trust
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 9,722,415	$ 13,483,154